PERFORMANCE SHARE UNITS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of PSUs
Number of shares, beginning	16,527,989	18,770,591
Number of shares, Forfeited	3,054,545
Number of shares, ending	42,276,609	16,527,989
Weighted Average, Grant Price
Weighted average exercise price, beginning (in dollars per share)	$ 0.46	$ 0.35
Weighted average exercise price, Forfeited (in dollars per share)	0.43
Weighted average exercise price, ending (in dollars per share)	$ 0.22	$ 0.46
Performance Shares [Member]
Number of PSUs
Number of shares, beginning	4,500,000
Number of shares, Forfeited	4,500,000
Number of shares, ending	0	4,500,000
Weighted Average, Grant Price
Weighted average exercise price, beginning (in dollars per share)	$ 0.40
Weighted average exercise price, Forfeited (in dollars per share)	0.33
Weighted average exercise price, ending (in dollars per share)	$ 0	$ 0.40
Weighted Average Remaining Term
Weighted Average Remaining Term, Forfeited	0 years
Weighted Average Remaining Term, Outstanding	0 years	2 years